Significant Accounting Policies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2011	Jun. 24, 2012	Dec. 26, 2010
Significant Accounting Policies (Additional Textual) [Abstract]
Maturity period cash held in banks and temporary investment	3 months
Allowance on accounts receivable	$ 6,416	$ 5,116	$ 6,760
Maximum [Member]
Significant Accounting Policies (Textual) [Abstract]
Number of days for creating allowances	65
Minimum [Member]
Significant Accounting Policies (Textual) [Abstract]
Number of days for creating allowances	55
Trademarks [Member]
Significant Accounting Policies (Textual) [Abstract]
Finite-Lived Intangible Asset, Useful Life	15 years
Customer Contracts or Relationships [Member] | Maximum [Member]
Significant Accounting Policies (Textual) [Abstract]
Finite-Lived Intangible Asset, Useful Life	10 years
Customer Contracts or Relationships [Member] | Minimum [Member]
Significant Accounting Policies (Textual) [Abstract]
Finite-Lived Intangible Asset, Useful Life	4 years